Index Funds
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

July 31, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Index Funds (the “Registrant” or “Trust”)
File Nos.  333-129930, 811-21836

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant effective July 28, 2017, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 37 (accession no. 0001398344-17-009231) on July 28, 2017.

Sincerely,

/s/Michael G. Willis
Michael G. Willis
President